Cover	May 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-34249
Entity Registrant Name	FARMER BROTHERS CO
Entity Central Index Key	0000034563
Entity Tax Identification Number	95-0725980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14501 N. Fwy
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76177
City Area Code	682
Local Phone Number	549-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	FARM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false